Net fee and commission income	6 Months Ended
Jun. 30, 2025
Net fee And Commission Income [Line Items]
Net fee and commission income
Note 4

Net fee and commission income

Net fee and commission income
For the quarter ended Year-to-date
USD m 30.6.25 31.3.25 30.6.24 30.6.25 30.6.24
Underwriting fees 246 187 233 433 427
M&A and corporate finance fees 225 244 272 470 530
Brokerage fees 1,261 1,376 1,144 2,636 2,295
Investment fund fees 1,601 1,543 1,401 3,143 2,658
Portfolio management and related services 3,165 3,104 3,071 6,269 6,121
Other 864 972 1,090 1,836 2,259
Total fee and commission income
1
7,361 7,426 7,211 14,787 14,291
of which: recurring 4,762 4,610 4,484 9,372 8,891
of which: transaction-based 2,560 2,783 2,697 5,342 5,338
of which: performance-based 39 33 30 73 62
Fee and commission expense 653 649 679 1,302 1,268
Net fee and commission income 6,708 6,777 6,531 13,485 13,023
1 Reflects third-party fee and commission income for the second quarter of 2025 of USD
4,328 m for Global Wealth Management (first quarter of 2025: USD 4,431 m; second quarter of 2024: USD 4,011 m), USD 789 m for Personal & Corporate

Banking (first quarter of 2025:

USD
730
m; second quarter of 2024:

USD
876 m), USD 984
m for Asset Management (first

quarter of 2025: USD
939
m; second quarter of 2024:

USD
924 m),
USD 1,250
m for the Investment Bank (first

quarter of 2025: USD
1,243 m; second quarter of 2024: USD 1,322 m), USD 7
m for Non-core and Legacy (first

quarter of 2025: USD
68 m; second quarter of 2024: USD 125 m)
and USD 3 m for Group Items (first quarter of 2025: USD 14 m; second quarter of 2024: negative USD 47 m).